WESMARK FUNDS

WesMark Small Company Growth Fund (WMKSX)
WesMark Growth Fund (WMKGX)
WesMark Balanced Fund (WMBLX)
WesMark Government Bond Fund (WMBDX)
WesMark West Virginia Municipal Bond Fund (WMKMX)

WesMark Tactical Opportunity Fund (WMKTX)

SUPPLEMENT DATED FEBRUARY 7, 2020 TO THE
PROSPECTUS DATED FEBRUARY 28, 2019

Effective February 28, 2020, David B. Ellwood will be retiring from Wesbanco Investment Department (the “Adviser”), the investment adviser to the WesMark Funds, and will no longer be a portfolio manager for the WesMark Funds. All references to Mr. Ellwood in the Prospectus, as of that date, are hereby removed.

Effective February 28, 2020, the following disclosure replaces the disclosure under “Management – Portfolio Managers” in the WesMark Small Company Growth Fund’s Summary Sections on page 5 of the Prospectus:

Scott Love, Senior Vice President of the Adviser, manages the Fund. Mr. Love has served as portfolio manager of the Fund since January 2013.

Effective February 28, 2020, the following disclosure replaces the disclosure under “Management - Portfolio Managers” in the WesMark Growth Fund’s Summary Sections on page 9 of the Prospectus:

Scott Love, Senior Vice President of the Adviser, manages the Fund. Mr. Love has served as portfolio manager of the Fund since February 2015.

Effective February 28, 2020, the following disclosure replaces the disclosure under “Management - Portfolio Managers” in the WesMark Balanced Fund’s Summary Sections on page 14 of the Prospectus:

An investment team led by Scott Love, Senior Vice President of the Adviser, and including Steven Kellas, Senior Vice President of the Adviser, manages the Fund. Mr. Kellas has served as portfolio manager of the Fund since January 2013, and Mr. Love has served as portfolio manager of the Fund since February 2015.

Effective February 28, 2020 the following disclosure replaces the disclosure under “Management - Portfolio Managers” in the WesMark Government Bond Fund’s Summary Sections on page 18 of the Prospectus:

Steven Kellas, Senior Vice President of the Adviser, manages the Fund. Mr. Kellas has served as portfolio manager of the Fund since January 2013.

Effective February 28, 2020, the following disclosure replaces the disclosure under “Management - Portfolio Managers” in the WesMark West Virginia Municipal Bond Fund’s Summary Sections on page 21 of the Prospectus:

Steven Kellas, Senior Vice President of the Adviser, manages the Fund. Mr. Kellas has been a portfolio manager of the Fund since September 2006.

Effective February 28, 2020, the following disclosure replaces the disclosure under “Management - Portfolio Managers” in the WesMark Tactical Opportunity Fund’s Summary Sections on page 27 of the Prospectus:

Scott Love, Senior Vice President of the Adviser, manages the Fund. Mr. Love has served as portfolio manager of the Fund since its inception in March 2017.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WESMARK FUNDS

WesMark Small Company Growth Fund (WMKSX)

WesMark Growth Fund (WMKGX)

WesMark Balanced Fund (WMBLX)

WesMark Government Bond Fund (WMBDX)

WesMark West Virginia Municipal Bond Fund (WMKMX)

WesMark Tactical Opportunity Fund (WMKTX)

SUPPLEMENT DATED FEBRUARY 7, 2020 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2019, AS PREVIOUSLY SUPPLEMENTED

Effective February 28, 2020, David B. Ellwood will be retiring from Wesbanco Investment Department (the “Adviser”), the investment adviser to the WesMark Funds, and will no longer be a portfolio manager for the WesMark Funds. All references to Mr. Ellwood in the Statement of Additional Information, as of that date, are hereby removed.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE